ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	FOREIGN COLLECTIVE INVESTMENT FUNDS — 28.6%
	ALTERNATIVE DIVERSIFIERS — 28.6%
2,307,347	GMO Equity Dislocation Investment Fund - Class A1	$55,607,056
682,860	Lazard Rathmore Alternative Fund - Class E* [1]	81,649,861
1,211,225	Wilshire Bridgewater Managed Alpha (Ireland) Fund - D3 Shares* 1 2 3	148,426,071
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUNDS
	(Cost $247,962,726)	285,682,988
	OPEN-END MUTUAL FUNDS — 48.0%
	ALTERNATIVE DIVERSIFIERS — 11.1%
3,849,742	BlackRock Event Driven Equity Fund - Institutional Shares	40,037,321
6,035,019	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	70,307,967
		110,345,288
	CORE DIVERSIFIER — 10.9%
5,164,170	JPMorgan Global Allocation Fund - Class R6	109,015,631
	CORE/ALTERNATIVE DIVERSIFIER — 26.0%
8,575,827	GMO Benchmark-Free Allocation Fund - Class IV2 4	260,104,831
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $404,756,353)	479,465,750
	EXCHANGE-TRADED FUND — 9.2%
	ALTERNATIVE DIVERSIFIER — 9.2%
1,140,646	iShares Gold Trust*	92,586,236
	TOTAL EXCHANGE-TRADED FUND
	(Cost $39,606,993)	92,586,236
	PRIVATE FUNDS[5] — 11.3%
	ALTERNATIVE DIVERSIFIERS — 11.3%
	Elliott Associates, LP - Class C Shares* [6]	49,595,068
26,238	Millennium International, Ltd. - Class GG* [7]	63,246,374
	TOTAL PRIVATE FUNDS
	(Cost $67,208,427)	112,841,442
	SHORT-TERM INVESTMENT — 2.0%
20,239,094	JPMorgan Prime Money Market Fund - Class Institutional, 3.75%[8]	20,249,213
	TOTAL SHORT-TERM INVESTMENT
	(Cost $20,247,369)	20,249,213
	TOTAL INVESTMENTS — 99.1%
	(Cost $779,781,868)	990,825,629
	Other assets less liabilities — 0.9%	8,771,517
	TOTAL NET ASSETS — 100.0%	$999,597,146

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

*	Non-income producing security.
[1]	Domiciled in Ireland.
[2]	Affiliated investments for which ownership exceeds 5% of the investment's capital.
[3]	The investment was acquired on 10/2/2024. The cost is $131,572,616.
[4]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[5]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of December 31, 2025, the aggregate fair value of these investments is $112,841,442 or 11.3% of the Fund's net assets.
[6]	The investment was acquired on 1/2/2020. The cost is $36,358,247.
[7]	The investment was acquired on 1/1/2020. The cost is $30,850,180 or $1,176 per share. Domiciled in Cayman Islands.
[8]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership

Ltd. — Limited

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 25.2%
	AUSTRIA — 0.2%
19,939	Erste Group Bank A.G.	$2,390,875

	BELGIUM — 0.3%
17,617	KBC Group N.V.	2,294,368
4,711	UCB S.A.	1,312,610
		3,606,978
	BRAZIL — 0.3%
75,061	Cia de Saneamento Basico do Estado de Sao Paulo	1,806,927
251,221	Itau Unibanco Holding S.A. - ADR[1]	1,798,743
		3,605,670
	CAYMAN ISLANDS — 0.3%
42,356	Tencent Holdings Ltd.	3,250,549

	CHINA — 0.1%
60,300	NetEase, Inc.	1,659,769

	DENMARK — 0.3%
8,943	DSV A/S	2,252,353
26,084	Novo Nordisk A/S - Class B	1,322,941
		3,575,294
	FRANCE — 0.9%
32,624	Accor SA	1,839,225
53,015	Dassault Systemes S.E.	1,481,147
3,800	LVMH Moet Hennessy Louis Vuitton S.E.	2,864,196
17,119	Safran S.A.	5,962,840
		12,147,408
	GERMANY — 0.3%
6,240	Knorr-Bremse A.G.	692,280
14,290	SAP S.E.	3,472,020
		4,164,300
	INDIA — 0.1%
58,098	ICICI Bank Ltd. - ADR	1,731,320

	IRELAND — 0.5%
15,571	Accenture PLC - Class A	4,177,699
15,493	Johnson Controls International PLC	1,855,287
		6,032,986
	ISRAEL — 0.1%
83,763	Bank Leumi Le-Israel BM	1,845,944

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 0.1%
16,656	UniCredit S.p.A.	$1,379,562

	JAPAN — 0.7%
42,600	Hitachi Ltd.	1,336,003
36,000	Mitsubishi Estate Co., Ltd.	874,624
67,063	Mizuho Financial Group, Inc.	2,447,435
31,400	Recruit Holdings Co., Ltd.	1,764,416
58,800	Sony Group Corp.	1,508,278
51,800	Sumitomo Realty & Development Co., Ltd.	1,300,488
		9,231,244
	NETHERLANDS — 0.7%
911	Adyen N.V.* [2]	1,469,056
2,178	Argenx S.E. - ADR*	1,831,589
2,331	ASML Holding N.V.	2,511,699
1,504	Havas N.V.*	30,061
10,831	Magnum Ice Cream Co. N.V.* [1]	171,911
9,388	NXP Semiconductors N.V.	2,037,759
18,004	Qiagen N.V.	818,767
		8,870,842
	SINGAPORE — 0.4%
28,761	Flex Ltd.* [1]	1,737,740
452,045	Singapore Telecommunications Ltd.	1,599,335
21,516	Trip.com Group Ltd. - ADR	1,547,215
		4,884,290
	SOUTH KOREA — 0.2%
2,868	Hanwha Aerospace Co., Ltd.	1,872,946

	SPAIN — 0.1%
14,647	Amadeus IT Group S.A.	1,084,040

	SWITZERLAND — 0.6%
33,601	Amrize Ltd.*	1,823,902
13,035	Holcim A.G.	1,268,961
24,612	Nestle S.A.	2,442,966
53,482	UBS Group A.G.	2,469,510
		8,005,339
	TAIWAN — 0.9%
243,616	Taiwan Semiconductor Manufacturing Co., Ltd.	11,975,501

	UNITED KINGDOM — 1.7%
12,736	AstraZeneca PLC	2,356,916
49,227	British American Tobacco PLC	2,790,711
103,617	Compass Group PLC	3,283,110

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
79,580	Diageo PLC	$1,714,783
610,860	Haleon PLC	3,086,908
8,806	Next PLC	1,621,186
141,187	Prudential PLC	2,171,890
74,172	Unilever PLC	4,846,190
		21,871,694
	UNITED STATES — 16.4%
37,289	Abbott Laboratories	4,671,939
11,040	AbbVie, Inc.	2,522,530
1,932	Advanced Micro Devices, Inc.*	413,757
28,675	Alphabet, Inc. - Class A	8,975,275
22,513	Alphabet, Inc. - Class C	7,064,579
54,957	Amazon.com, Inc.*	12,685,175
3,630	American Express Co.	1,342,919
7,582	Analog Devices, Inc.	2,056,238
51,028	Apple, Inc.	13,872,472
5,543	Autodesk, Inc.*	1,640,783
20,785	Broadcom, Inc.	7,193,689
12,914	C.H. Robinson Worldwide, Inc.	2,076,055
2,323	Cencora, Inc.	784,593
15,112	Chewy, Inc.* [1]	499,452
8,025	Cigna Group	2,208,721
40,373	Coca-Cola Co.	2,822,476
17,148	Constellation Brands, Inc. - Class A	2,365,738
17,413	Corning, Inc.	1,524,682
10,850	Elevance Health, Inc.	3,803,468
5,849	Eli Lilly & Co.	6,285,803
5,272	Evercore, Inc. - Class A	1,793,798
8,405	Ferguson Enterprises, Inc.	1,871,205
10,058	Hilton Worldwide Holdings, Inc.	2,889,161
6,710	Home Depot, Inc.	2,308,911
18,349	Interactive Brokers Group, Inc. - Class A	1,180,024
5,301	Intuitive Surgical, Inc.*	3,002,274
10,774	Jabil, Inc.	2,456,688
30,254	Johnson & Johnson	6,261,065
13,395	KKR & Co., Inc.	1,707,595
1,939	KLA Corp.	2,356,040
40,321	Lam Research Corp.	6,902,149
6,486	Mastercard, Inc. - Class A	3,702,728
1,132	McKesson Corp.	928,568
27,428	Merck & Co., Inc.	2,887,071

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
12,594	Meta Platforms, Inc. - Class A	$8,313,173
38,650	Microsoft Corp.	18,691,913
52,305	NVIDIA Corp.	9,754,883
14,158	O'Reilly Automotive, Inc.*	1,291,351
1,673	Parker-Hannifin Corp.	1,470,500
8,091	Quest Diagnostics, Inc.	1,404,031
17,664	Salesforce, Inc.	4,679,370
10,000	Targa Resources Corp.	1,845,000
5,922	Tenet Healthcare Corp.*	1,176,820
21,147	Texas Instruments, Inc.	3,668,793
10,874	Thermo Fisher Scientific, Inc.	6,300,939
16,902	TJX Cos., Inc.	2,596,316
12,496	Tradeweb Markets, Inc. - Class A	1,343,820
78,850	U.S. Bancorp	4,207,436
21,284	U.S. Foods Holding Corp.*	1,603,111
26,461	Uber Technologies, Inc.*	2,162,128
3,532	United Therapeutics Corp.*	1,720,967
11,975	UnitedHealth Group, Inc.	3,953,067
12,174	Visa, Inc. - Class A1	4,269,544
43,901	Wells Fargo & Co.	4,091,573
15,014	Welltower, Inc. - REIT	2,786,749
		212,389,105
	TOTAL COMMON STOCKS
	(Cost $232,896,369)	325,575,656

	EXCHANGE-TRADED FUNDS — 12.5%
215,172	iShares MSCI ACWI ETF[1]	30,444,686
333,716	iShares MSCI Global Min Vol Factor ETF	39,628,775
2,560,111	Schwab Fundamental Emerging Markets Equity ETF[1]	92,317,603
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $115,288,412)	162,391,064

	FOREIGN COLLECTIVE INVESTMENT FUND — 4.3%
2,314,724	GMO Equity Dislocation Investment Fund - Class A3	55,784,855
	TOTAL FOREIGN COLLECTIVE INVESTMENT FUND
	(Cost $48,152,506)	55,784,855

	OPEN-END MUTUAL FUNDS — 44.3%
2,896,301	AQR Large Cap Defensive Style Fund - Class R6	50,945,927
2,328,476	Baillie Gifford Emerging Markets Equities Fund - Class K	61,774,473

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS (Continued)
13,148,277	GMO Quality Fund - Class VI4 5	$460,189,682
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $398,751,924)	572,910,082

	PRIVATE FUNDS[6] — 11.4%
	RIEF Strategic Partners Fund LLC - Series SB* [7]	94,683,579
	Viking Global Equities LP - Class H Interests* [8]	53,446,559
	TOTAL PRIVATE FUNDS
	(Cost $102,341,083)	148,130,138

	SHORT-TERM INVESTMENTS — 3.8%
	COLLATERAL POOL INVESTMENTS FOR SECURITIES ON LOAN — 1.4%
	Collateral Investments	18,513,354

	MONEY MARKET FUND — 2.4%
30,166,625	JPMorgan Prime Money Market Fund – Institutional Shares, 3.75%[9]	30,181,708
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $48,686,471)	48,695,062

	TOTAL INVESTMENTS — 101.5%
	(Cost $946,116,765)	1,313,486,857
	Liabilities in excess of other assets — (1.5)%	(18,818,347)
	TOTAL NET ASSETS — 100.0%	$1,294,668,510

*	Non-income producing security.
[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $19,033,154.
[2]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of December 31, 2025, the aggregate fair value of these investments is $1,469,056 or 0.1% of the Fund's net assets.
[3]	Domiciled in Ireland.
[4]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[5]	The Fund primarily invests in global equities.
[6]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of December 31, 2025, the aggregate fair value of these investments is $148,130,138 or 11.4% of the Fund's net assets.
[7]	The investment was acquired on 7/2/2018. The cost is $56,925,449.
[8]	The investment was acquired on 12/1/2023. The cost is $45,415,634.
[9]	The rate is the annualized seven-day yield at period end.

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

Ltd. – Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS — 79.1%
	ALABAMA — 3.1%
$1,715,000	Alabama Special Care Facilities Financing Authority-Birmingham, 5.00%, 11/15/2046, Call 05/15/2026	$1,716,539
375,000	Birmingham-Jefferson Civic Center Authority, 5.00%, 07/1/2048, Call 07/1/2028	377,463
	Black Belt Energy Gas District
2,000,000	5.00%, 10/1/2035, Call 07/1/2035	2,061,611
2,000,000	4.00%, 06/1/2051, Call 09/1/2031[1]	2,046,883
1,000,000	4.00%, 10/1/2052, Call 09/1/2026[1]	1,004,285
500,000	3.67% (SIFMA Municipal Swap Index Yield+ 35 basis points), 10/1/2052, Call 09/1/2026[2]	495,730
1,950,000	5.25%, 02/1/2053, Call 03/1/2029[1]	2,059,443
500,000	3.97% (SIFMA Municipal Swap Index Yield+ 65 basis points), 04/1/2053, Call 07/1/2027[2]	494,251
500,000	5.25%, 05/1/2055, Call 06/1/2032[1]	543,330
500,000	5.00%, 12/1/2055, Call 02/1/2035[1]	535,098
1,500,000	5.25%, 05/1/2056, Call 02/1/2032[1]	1,549,110
1,035,000	County of Jefferson Sewer Revenue, 5.25%, 10/1/2049, Call 10/1/2033	1,069,693
1,000,000	Energy Southeast A Cooperative District, 5.25%, 07/1/2054, Call 03/1/2032[1]	1,088,680
	Health Care Authority for Baptist Health
1,000,000	5.00%, 11/15/2036, Call 11/15/2032	1,075,472
875,000	5.00%, 11/15/2037, Call 11/15/2032	935,868
1,000,000	Homewood Educational Building Authority, 5.50%, 10/1/2049, Call 04/1/2034	1,013,581
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[3]	1,088,670
1,500,000	Industrial Development Board of the City of Mobile Alabama, 3.30%, 07/15/2034[1]	1,500,868
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,438,466
	Mobile County Industrial Development Authority
1,500,000	5.00%, 06/1/2054, Call 06/20/2034[3]	1,434,230
1,000,000	4.75%, 12/1/2054, Call 12/1/2034[3]	919,050
3,000,000	Southeast Alabama Gas Supply District, 5.00%, 08/1/2054, Call 01/1/2032[1]	3,222,198
	Southeast Energy Authority A Cooperative District
750,000	5.00%, 06/1/2030, Call 03/1/2030	794,906
1,000,000	5.00%, 10/1/2030, Call 07/1/2030	1,074,822
1,500,000	5.00%, 11/1/2035, Call 11/1/2034	1,593,904
1,500,000	5.25%, 01/1/2054, Call 04/1/2029[1]	1,581,011
885,000	5.00%, 05/1/2055, Call 11/1/2030[1]	947,535
1,000,000	5.00%, 10/1/2055, Call 08/1/2032[1]	1,080,988
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,050,306
		37,793,991

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ALASKA — 0.2%
$2,000,000	Alaska Industrial Development & Export Authority, 4.00%, 10/1/2037, Call 10/1/2029	$2,002,600
	ARIZONA — 1.0%
	Arizona Industrial Development Authority
410,000	4.00%, 03/1/2027[4]	408,144
600,000	4.00%, 07/1/2041, Call 07/1/2026	552,767
1,000,000	4.00%, 07/1/2061, Call 07/1/2026	794,780
213,316	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	149,321
1,625,000	Chandler Industrial Development Authority, 4.00%, 06/1/2049, Call 02/1/20291 3	1,648,085
1,000,000	City of Phoenix Civic Improvement Corp., 4.00%, 07/1/2040, Call 07/1/2027	1,002,490
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 02/6/2026[4]	695,960
645,000	Industrial Development Authority of the City of Phoenix, 5.00%, 10/1/2036, Call 10/1/2026	650,418
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 02/6/2026[4]	331,809
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	999,607
120,000	Maricopa County Industrial Development Authority, 5.00%, 07/1/2039, Call 07/1/2029[4]	122,173
	Maricopa County Pollution Control Corp.
500,000	2.40%, 06/1/2035, Call 12/1/2031	427,689
625,000	0.88%, 06/1/2043[1]	611,735
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,173,435
525,000	Sierra Vista Industrial Development Authority, 6.25%, 06/15/2045, Call 06/15/2033	536,221
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	790,762
		11,895,396
	ARKANSAS — 0.2%
	Arkansas Development Finance Authority
1,000,000	4.50%, 09/1/2049, Call 09/1/20263 4	972,267
500,000	5.45%, 09/1/2052, Call 02/6/2026[3]	500,504
1,255,000	West Memphis School District No. 4, SAW, 2.75%, 02/1/2039, Call 02/6/2026	1,100,528
		2,573,299
	CALIFORNIA — 6.6%
2,000,000	Alameda Corridor Transportation Authority, AGM, 0.00%, 10/1/2052, Call 10/1/2037	1,134,924
1,000,000	Bay Area Toll Authority, 4.57% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[2]	1,001,960

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,325,000	Calexico Unified School District, BAM, 3.00%, 08/1/2052, Call 08/1/2031	$971,659
	California Community Choice Financing Authority
1,000,000	5.00%, 11/1/2033, Call 08/1/2033	1,087,873
500,000	4.00%, 05/1/2053, Call 05/1/2028[1]	508,181
2,125,000	5.00%, 07/1/2053, Call 05/1/2029[1]	2,233,570
750,000	4.15% (SOFR+ 163 basis points), 07/1/2053, Call 05/1/2029[2]	753,445
1,000,000	4.47% (SOFR+ 195 basis points), 12/1/2053, Call 05/1/2029[2]	1,014,701
1,000,000	5.25%, 01/1/2054, Call 10/1/2030[1]	1,063,008
875,000	5.00%, 08/1/2055, Call 07/1/2032[1]	927,473
1,000,000	California Community Housing Agency, 5.00%, 04/1/2049, Call 04/1/2029[4]	811,053
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	81,623
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	157,465
1,715,000	4.00%, 11/15/2042, Call 11/15/2027	1,676,921
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,025,118
200,000	California Infrastructure & Economic Development Bank, 12.00%, 01/1/2065, Call 02/22/20261 3 4	148,000
	California Municipal Finance Authority
905,000	5.00%, 10/1/2035, Call 02/6/2026	905,377
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,012,256
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	50,039
850,000	5.00%, 06/1/2046, Call 06/1/2026	849,994
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[3]	904,443
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 07/1/20263 4	1,003,307
	California School Finance Authority
650,000	5.00%, 08/1/2036, Call 02/6/2026[4]	650,133
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,161,094
900,000	5.00%, 08/1/2041, Call 02/6/2026[4]	900,018
	California Statewide Communities Development Authority
1,500,000	5.25%, 12/1/2044, Call 02/6/2026	1,504,330
1,000,000	5.50%, 12/1/2054, Call 02/6/2026	1,002,373
1,000,000	5.50%, 12/1/2058, Call 06/1/2028[4]	1,010,582
2,125,000	Central Valley Energy Authority, 5.00%, 12/1/2055, Call 05/1/2035[1]	2,316,491
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 03/2/2026	500,388
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,003,743
	City of Los Angeles Department of Airports
1,500,000	5.00%, 05/15/2034, Call 05/15/2028[3]	1,561,143
1,000,000	5.00%, 05/15/2048, Call 05/15/2029[3]	1,010,495

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	5.25%, 05/15/2048, Call 05/15/2028[3]	$1,013,077
1,000,000	3.25%, 05/15/2049, Call 05/15/2032[3]	753,683
2,000,000	4.00%, 05/15/2051, Call 11/15/2031[3]	1,783,757
1,000,000	5.50%, 05/15/2055, Call 05/15/2035[3]	1,066,503
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 02/6/2026	651,441
1,000,000	CSCDA Community Improvement Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	908,246
2,000,000	Foothill-Eastern Transportation Corridor Agency, AGM, 0.00%, 01/15/2035	1,514,045
3,000,000	Golden State Tobacco Securitization Corp., 0.00%, 06/1/2066, Call 12/1/2031	294,102
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 02/6/2026	1,000,749
2,000,000	Inland Empire Tobacco Securitization Corp., 0.00%, 06/1/2036, Call 01/22/2026	981,811
	Los Angeles Department of Water & Power
1,000,000	5.00%, 07/1/2031, Call 07/1/2028	1,054,009
830,000	5.00%, 07/1/2032, Call 07/1/2029	890,761
925,000	5.00%, 07/1/2033, Call 07/1/2028	971,957
	Los Angeles Department of Water & Power Water System Revenue
1,000,000	5.00%, 07/1/2043, Call 07/1/2035	1,077,125
1,250,000	5.00%, 07/1/2045, Call 07/1/2035	1,320,304
1,000,000	Los Angeles Unified School District, 4.00%, 07/1/2049, Call 01/1/2035	954,013
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	365,820
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	3,792,104
930,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	968,713
1,000,000	Pittsburg Public Financing Authority, AGM, 4.13%, 08/1/2047, Call 08/1/2032	991,950
415,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 02/6/2026	415,236
1,000,000	Riverside County Transportation Commission, 3.00%, 06/1/2049, Call 06/1/2031	734,414
750,000	Sacramento Area Flood Control Agency, 5.00%, 10/1/2041, Call 10/1/2026	759,235
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	2,564,877
1,565,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,649,680
	San Diego County Regional Airport Authority
680,000	5.25%, 07/1/2043, Call 07/1/2035[3]	735,156
1,430,000	5.00%, 07/1/2048, Call 07/1/2033[3]	1,472,499
1,000,000	San Diego Public Facilities Financing Authority, 5.25%, 08/1/2048, Call 08/1/2033	1,078,432
625,000	San Diego Unified School District, 0.00%, 07/1/2041, Call 07/1/2040	665,614
	San Francisco City & County Airport Commission-San Francisco International Airport
1,000,000	5.00%, 05/1/2039, Call 05/1/2029[3]	1,040,074

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,410,000	5.25%, 05/1/2044, Call 05/1/2034[3]	$1,500,227
1,500,000	San Francisco City & County Airport Comm-San Francisco International Airport, 5.50%, 05/1/2055, Call 05/1/2035[3]	1,588,905
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	360,170
1,500,000	San Joaquin Valley Clean Energy Authority, 5.50%, 01/1/2056, Call 04/1/2035[1]	1,694,728
550,000	Sanger Unified School District, BAM, 2.25%, 08/1/2046, Call 08/1/2031	352,720
500,000	Santa Monica-Malibu Unified School District, 3.00%, 08/1/2044, Call 08/1/2029	411,200
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 02/6/2026	1,000,461
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	602,343
1,390,000	5.00%, 11/1/2033	1,545,084
2,000,000	5.00%, 04/1/2055, Call 06/1/2030[1]	2,125,264
1,250,000	Southwestern Community College District, 3.00%, 08/1/2041, Call 08/1/2031	1,098,052
250,000	State of California, 4.00%, 08/1/2038, Call 08/1/2026	250,592
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	104,159
500,000	Yosemite Community College District, 0.00%, 08/1/2042	439,600
		80,486,072
	COLORADO — 4.4%
	Aerotropolis Regional Transportation Authority
970,000	5.00%, 12/1/2051, Call 02/6/2026	892,753
1,500,000	5.75%, 12/1/2054, Call 12/1/2029[4]	1,501,108
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 02/6/2026	446,420
1,500,000	Canyons Metropolitan District No. 5, BAM, 5.25%, 12/1/2059, Call 12/1/2034	1,553,172
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	586,558
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,005,439
	City & County of Denver Airport System Revenue
1,000,000	5.50%, 11/15/2040, Call 11/15/2032[3]	1,103,337
1,000,000	5.75%, 11/15/2041, Call 11/15/2032[3]	1,105,926
1,000,000	5.00%, 11/15/2047, Call 11/15/2032[3]	1,020,220
2,000,000	5.00%, 12/1/2048, Call 12/1/2028[3]	2,008,081
1,000,000	Colorado Bridge & Tunnel Enterprise, AG, 5.50%, 12/1/2054, Call 12/1/2034	1,077,986
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 02/6/2026[4]	500,419
390,000	4.75%, 04/1/2030, Call 02/6/2026	390,359

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	$460,968
500,000	4.00%, 07/1/2041, Call 07/1/2031[4]	423,850
1,425,000	6.88%, 02/1/2059, Call 02/1/2035[4]	1,494,271
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
95,000	5.00%, 08/15/2034, Call 02/6/2026	95,241
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,052,644
500,000	4.00%, 10/1/2039, Call 02/6/2026	480,462
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 02/6/2026	500,696
500,000	5.00%, 06/1/2036, Call 06/1/2027	516,773
1,000,000	4.00%, 08/1/2039, Call 08/1/2029	989,850
500,000	8.00%, 08/1/2043, Call 02/6/2026[5]	317,145
2,000,000	4.00%, 11/15/2043, Call 11/15/2029	1,889,509
2,000,000	5.00%, 05/15/2045, Call 02/6/2026	2,000,697
750,000	4.00%, 11/15/2048, Call 05/15/2028	676,160
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	1,731,537
2,800,000	5.25%, 12/1/2050, Call 12/1/2035	2,900,159
500,000	5.25%, 11/1/2052, Call 11/1/2032	518,044
1,000,000	5.50%, 12/1/2055, Call 12/1/2035	1,055,794
1,000,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2051, Call 01/27/2026	993,305
735,000	Colorado Housing and Finance Authority, GNMA, 3.25%, 05/1/2052, Call 11/1/2030	728,138
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 01/27/2026	501,450
1,059,467	Dawson Trails Metropolitan District No. 1, 0.00%, 12/1/2031, Call 06/1/2026	680,306
1,250,000	Denver City & County Housing Authority, 5.00%, 12/1/2045, Call 12/1/2035	1,262,284
500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	505,063
	Denver Health & Hospital Authority
1,470,000	5.00%, 12/1/2039, Call 02/6/2026	1,472,617
335,000	5.13%, 12/1/2050, Call 12/1/2034	338,080
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	561,579
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	421,428
500,000	Hess Ranch Metropolitan District No. 5, 5.50%, 12/1/2044, Call 09/1/2029[4]	505,337
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,807,804
770,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 02/6/2026	770,664
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 02/6/2026[5]	920,939
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	429,538
1,500,000	Redtail Ridge Metropolitan District, 0.00%, 12/1/2032, Call 03/1/2028	943,442
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,039,344

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$1,500,000	State of Colorado, 6.00%, 12/15/2041, Call 12/15/2032	$1,726,430
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	127,861
1,000,000	Verve Metropolitan District No. 1, 5.00%, 12/1/2041, Call 03/1/2026	933,429
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	576,107
1,000,000	Weld County School District No. RE-4, SAW, 5.25%, 12/1/2047, Call 12/1/2032	1,061,317
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,016,041
		53,618,081
	CONNECTICUT — 0.3%
1,500,000	Connecticut State Health & Educational Facilities Authority, 4.00%, 07/1/2042, Call 07/1/2032	1,419,994
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,013,666
1,500,000	State of Connecticut Special Tax Revenue, 4.00%, 11/1/2039, Call 11/1/2031	1,527,336
		3,960,996
	DELAWARE — 0.3%
1,435,000	Delaware State Economic Development Authority, 4.00%, 10/1/2040[1]	1,439,155
965,000	Delaware State Housing Authority, GNMA/FNMA/FHLMC, 6.00%, 01/1/2055, Call 07/1/2033	1,061,522
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 01/27/2026	1,500,146
		4,000,823
	DISTRICT OF COLUMBIA — 1.1%
1,000,000	District of Columbia Income Tax Revenue, 5.25%, 05/1/2048, Call 05/1/2033	1,059,736
5,000,000	District of Columbia Tobacco Settlement Financing Corp., 0.00%, 06/15/2046, Call 02/6/2026	1,124,843
	Metropolitan Washington Airports Authority
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[3]	1,522,834
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[3]	1,837,130
	Metropolitan Washington Airports Authority Aviation Revenue
500,000	5.00%, 10/1/2046, Call 10/1/2031[3]	510,212
1,200,000	5.00%, 10/1/2049, Call 10/1/2029[3]	1,208,737
1,850,000	4.00%, 10/1/2051, Call 10/1/2031[3]	1,640,855
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	762,944
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	1,886,293
	Washington Convention & Sports Authority
500,000	4.00%, 10/1/2035, Call 10/1/2030	513,728

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	DISTRICT OF COLUMBIA (Continued)
$875,000	4.00%, 10/1/2036, Call 10/1/2030	$894,971
1,000,000	Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/2054, Call 07/15/2034	1,027,483
		13,989,766
	FLORIDA — 6.4%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 02/6/2026	1,335,465
1,175,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 02/6/2026	1,175,137
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	90,033
	Capital Trust Agency, Inc.
200,000	4.38%, 06/15/2027[4]	199,598
350,000	5.35%, 07/1/2029, Call 02/6/2026	350,478
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	95,001
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 02/6/2026	500,316
500,000	City of Lakeland Department of Electric Utilities, 5.00%, 10/1/2048	541,453
425,000	City of Miami Beach, 5.25%, 05/1/2053, Call 05/1/2032	447,383
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	465,788
1,000,000	City of Pensacola Airport Revenue, 5.50%, 10/1/2050, Call 10/1/2035[3]	1,057,471
1,000,000	City Of South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2065, Call 05/15/2030[1]	1,078,881
	City of Tampa
1,000,000	5.00%, 11/15/2046, Call 05/15/2026	1,001,666
1,000,000	5.00%, 07/1/2050, Call 07/1/2030	1,008,429
500,000	County of Bay, 5.00%, 09/1/2043, Call 02/6/2026	500,036
2,000,000	County of Broward Port Facilities Revenue, 5.50%, 09/1/2052, Call 09/1/2032[3]	2,091,278
	County of Broward Airport System Revenue
1,185,000	5.00%, 10/1/2035, Call 10/1/2029[3]	1,253,974
1,000,000	5.00%, 10/1/2036, Call 02/6/2026[3]	1,000,798
1,035,000	County of Broward Convention Center Hotel Revenue, 5.00%, 01/1/2047, Call 01/1/2032	1,072,369
1,000,000	County of Broward Tourist Development Tax Revenue, 4.00%, 09/1/2047, Call 09/1/2031	902,758
1,000,000	County of Lee Airport Revenue, AGC, 5.25%, 10/1/2054, Call 10/1/2034[3]	1,034,166
	County of Miami-Dade
4,020,000	5.00%, 07/1/2038, Call 07/1/2026	4,051,452
650,000	4.00%, 07/1/2042, Call 07/1/2028	651,587
	County of Miami-Dade Aviation Revenue
3,000,000	5.00%, 10/1/2036, Call 10/1/2034[3]	3,308,274

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$500,000	5.00%, 10/1/2049, Call 10/1/2029[3]	$502,789
	County of Miami-Dade Transit System
2,000,000	4.00%, 07/1/2048, Call 07/1/2028	1,828,980
1,500,000	4.00%, 07/1/2049, Call 07/1/2030	1,338,255
1,000,000	County of Miami-Dade Water & Sewer System Revenue, 4.00%, 10/1/2046, Call 04/1/2031	936,021
175,000	County of Palm Beach, 5.00%, 04/1/2039, Call 04/1/2029[4]	176,331
375,000	County of Pasco, AGM, 5.50%, 09/1/2043, Call 03/1/2033	405,495
1,000,000	County of Polk Utility System Revenue, 4.00%, 10/1/2043, Call 10/1/2030	993,127
	Florida Development Finance Corp.
970,000	12.00%, 07/15/2032, Call 01/17/20261 3 4	349,200
645,000	6.25%, 07/1/2034, Call 02/6/2026	645,819
1,000,000	5.50%, 07/1/2053, Call 07/1/2032[3]	750,000
180,000	5.25%, 06/1/2054, Call 06/1/2034[4]	171,306
1,750,000	4.38%, 10/1/2054, Call 7/3/20311 3 4	1,771,387
2,040,000	10.00%, 07/1/2057, Call 02/6/20261 3 4	1,428,000
3,125,000	Florida Development Finance Corp., AGM, 5.25%, 07/1/2047, Call 07/1/2032[3]	3,076,812
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	492,683
1,500,000	Florida State Board of Governors University of North Florida Dormitory Revenue, BAM, 5.00%, 11/1/2053, Call 11/1/2033	1,537,487
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 02/6/2026	1,001,827
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 02/6/2026	500,259
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 02/6/2026[3]	1,000,108
1,000,000	5.50%, 11/1/2037, Call 11/1/2033[3]	1,080,128
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[3]	1,690,574
2,000,000	4.00%, 10/1/2052, Call 10/1/2031[3]	1,747,564
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[3]	2,027,229
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,050,962
350,000	Lake Ashton Community Development District, 5.00%, 05/1/2037, Call 02/6/2026	350,207
1,670,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 02/6/2026	1,671,659
	Lakewood Ranch Stewardship District
1,245,000	5.13%, 05/1/2047, Call 05/1/2027[4]	1,246,508
1,000,000	3.88%, 05/1/2051, Call 05/1/2030[4]	792,818
1,000,000	Lakewood Ranch Stewardship District Utility Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2033	1,047,758

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
	Lee County Industrial Development Authority
$500,000	5.00%, 11/15/2039, Call 11/15/2026	$514,080
100,000	5.75%, 06/15/2042, Call 02/6/2026[4]	100,002
2,000,000	5.00%, 11/15/2044, Call 11/15/2026	2,010,264
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	986,198
2,000,000	Lee County School Board, 5.25%, 08/1/2050, Call 08/1/2035	2,109,997
825,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	828,485
355,000	Mediterra South Community Development District, 5.00%, 05/1/2034, Call 02/6/2026	355,238
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 02/6/2026	1,000,794
715,000	Miami-Dade County Housing Finance Authority, FNMA COLL HUD SECT 8, 4.88%, 03/1/2046	714,023
	Miami-Dade County Industrial Development Authority
525,000	5.00%, 09/15/2034, Call 02/6/2026	525,417
330,000	5.25%, 09/15/2044, Call 02/6/2026	327,796
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	690,934
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,510,948
900,000	River Hall Community Development District, 5.63%, 05/1/2055, Call 11/1/2034[4]	896,705
1,535,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,545,678
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	100,080
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,020,542
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028	137,729
405,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 02/6/2026	405,333
1,000,000	Wildwood Utility Dependent District, AGM, 5.50%, 10/1/2053, Call 04/1/2033	1,066,644
	Wildwood Utility Dependent District, BAM
750,000	5.00%, 10/1/2036, Call 10/1/2031	820,805
1,000,000	5.00%, 10/1/2046, Call 10/1/2031	1,033,513
875,000	Windward at Lakewood Ranch Community Development District, 4.00%, 05/1/2042, Call 05/1/2032	793,084
		78,319,373
	GEORGIA — 2.8%
250,000	Atlanta Development Authority, 5.50%, 04/1/2039, Call 04/1/2029[4]	257,817
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,106,200
1,000,000	Brookhaven Development Authority, 4.00%, 07/1/2044, Call 07/1/2029	973,087
2,000,000	Brookhaven Urban Redevelopment Agency, 4.00%, 07/1/2044, Call 07/1/2033	1,990,665

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GEORGIA (Continued)
	Burke County Development Authority
$500,000	2.20%, 10/1/2032, Call 11/19/2026	$441,350
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	941,405
500,000	Fulton County Development Authority, 5.00%, 04/1/2037, Call 04/1/2027	510,054
	George L Smith II Congress Center Authority
500,000	5.00%, 01/1/2054, Call 01/1/2031[4]	475,667
1,000,000	4.00%, 01/1/2054, Call 01/1/2031	858,683
	Georgia Housing & Finance Authority
725,000	5.00%, 12/1/2042, Call 06/1/2033	764,516
1,000,000	4.70%, 12/1/2054, Call 06/1/2033	1,000,787
170,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	171,080
	Main Street Natural Gas, Inc.
1,470,000	5.00%, 05/15/2034, Call 05/15/2029	1,542,395
1,000,000	5.00%, 05/15/2043, Call 05/15/2029	1,018,071
1,000,000	5.00%, 05/15/2049	1,042,052
1,350,000	4.00%, 07/1/2052, Call 06/1/2027[1]	1,363,217
1,500,000	4.00%, 08/1/2052, Call 05/1/20271 4	1,498,711
1,000,000	5.00%, 12/1/2052, Call 03/1/2029[1]	1,046,107
1,000,000	5.00%, 06/1/2053, Call 03/1/2030[1]	1,054,674
1,000,000	5.00%, 09/1/2053, Call 06/1/2030[1]	1,064,812
2,000,000	5.00%, 12/1/2053, Call 03/1/2031[1]	2,141,219
2,000,000	5.00%, 05/1/2054, Call 09/1/2030[1]	2,116,986
1,000,000	5.00%, 05/1/2054, Call 06/1/2031[1]	1,074,889
250,000	5.00%, 12/1/2055, Call 09/1/2035[1]	266,403
4,000,000	Metropolitan Atlanta Rapid Transit Authority, 4.00%, 07/1/2035, Call 07/1/2027	4,053,023
	Municipal Electric Authority of Georgia
750,000	5.00%, 07/1/2052, Call 07/1/2032	757,594
200,000	5.00%, 01/1/2056, Call 01/1/2030	198,560
1,000,000	5.00%, 01/1/2063, Call 07/1/2028	987,233
1,335,000	Municipal Electric Authority of Georgia, AGM, 5.00%, 07/1/2055, Call 01/1/2033	1,352,543
	Savannah Georgia Convention Center Authority
250,000	5.25%, 06/1/2061, Call 06/1/2035	249,316
1,000,000	6.25%, 06/1/2061, Call 06/1/2035[4]	1,002,270
1,000,000	Savannah Georgia Convention Center Authority, AG, 5.00%, 06/1/2058, Call 06/1/2035	1,023,577
		34,344,963
	GUAM — 0.0%[6]
250,000	Territory of Guam, 4.00%, 01/1/2042, Call 01/1/2031	241,320

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	HAWAII — 0.2%
	State of Hawaii Airports System Revenue
$1,000,000	5.00%, 07/1/2048, Call 07/1/2028[3]	$1,006,802
1,000,000	5.25%, 07/1/2051, Call 07/1/2035[3]	1,041,239
		2,048,041
	IDAHO — 0.2%
300,000	Idaho Health Facilities Authority, 4.38%, 07/1/2034, Call 02/6/2026	300,179
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	377,887
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	417,278
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	566,789
1,000,000	Spring Valley Community Infrastructure District No. 1, 6.25%, 09/1/2054, Call 09/1/2030[4]	1,029,085
		2,691,218
	ILLINOIS — 7.9%
	Chicago Board of Education
100,000	5.75%, 04/1/2034, Call 04/1/2027	102,394
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,025,945
1,000,000	5.00%, 12/1/2036, Call 12/1/2030	1,000,507
180,000	5.00%, 04/1/2037, Call 04/1/2027	181,527
500,000	5.00%, 04/1/2038, Call 04/1/2028	506,374
1,000,000	5.00%, 12/1/2040, Call 12/1/2030	980,736
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,112,871
1,000,000	5.00%, 12/1/2046, Call 02/6/2026	914,593
2,000,000	Chicago Board of Education Dedicated Capital Improvement Tax, 5.75%, 04/1/2048, Call 04/1/2033	2,100,192
1,615,000	Chicago Midway International Airport, 5.00%, 01/1/2046, Call 01/1/2035	1,699,816
	Chicago O'Hare International Airport
40,000	3.88%, 01/1/2032, Call 02/6/2026	40,016
500,000	5.00%, 07/1/2033, Call 07/1/2028[3]	515,627
1,000,000	4.00%, 01/1/2044, Call 01/1/2029	933,371
1,000,000	5.00%, 01/1/2048, Call 01/1/2029[3]	1,000,327
625,000	5.50%, 01/1/2055, Call 01/1/2032[3]	645,042
740,000	5.50%, 01/1/2059, Call 01/1/2034[3]	766,767
500,000	Chicago O'Hare International Airport, AGM, 5.50%, 01/1/2053, Call 01/1/2031[3]	516,356
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,509,104
	Chicago Transit Authority Sales Tax Receipts Fund
900,000	5.00%, 12/1/2049, Call 12/1/2034	933,159
1,500,000	5.00%, 12/1/2055, Call 12/1/2029	1,500,102
1,885,000	Chicago Transit Authority Sales Tax Receipts Fund, BAM, 5.00%, 12/1/2046, Call 12/1/2031	1,956,695

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	City of Chicago
$1,835,000	5.00%, 01/1/2034, Call 01/1/2031	$1,914,791
1,150,000	5.00%, 01/1/2044, Call 01/1/2033	1,105,710
1,000,000	5.25%, 01/1/2045, Call 01/1/2033	978,097
625,000	City of Chicago Wastewater Transmission Revenue, NATL, 0.00%, 01/1/2026	625,000
2,000,000	City of Joliet Waterworks & Sewerage Revenue, BAM, 5.25%, 01/1/2050, Call 01/1/2035	2,085,407
750,000	City of Naperville, 4.00%, 12/1/2041, Call 12/1/2033	769,381
1,250,000	Cook County Community College District No. 508, BAM, 5.00%, 12/1/2039, Call 12/1/2033	1,344,757
1,000,000	County of Cook Sales Tax Revenue, 5.00%, 11/15/2038, Call 11/15/2030	1,071,499
900,000	Grand Prairie Water Commission, BAM, 5.25%, 01/1/2050, Call 01/1/2035	949,258
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 02/6/2026	2,000,792
570,000	3.90%, 11/1/2036, Call 11/1/2027	580,923
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	706,275
425,000	5.00%, 08/1/2027	435,905
500,000	5.00%, 08/1/2028, Call 08/1/2027	511,535
670,000	5.00%, 03/1/2033, Call 03/1/2027	682,238
55,000	5.00%, 02/15/2034, Call 02/15/2027	56,516
260,000	5.00%, 02/15/2034, Call 02/15/2027	265,583
500,000	5.00%, 03/1/2034, Call 03/1/2027	508,613
1,420,000	4.00%, 08/1/2036, Call 08/1/2031	1,350,521
225,000	5.00%, 02/15/2037, Call 08/15/2027	226,893
600,000	4.00%, 08/15/2037, Call 08/15/2031	602,634
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,710,822
1,000,000	4.00%, 07/15/2039, Call 07/15/2031	1,000,509
1,000,000	4.00%, 08/1/2043, Call 08/1/2031	869,555
1,000,000	4.80%, 12/1/2043, Call 07/1/20331 3 4	1,033,141
845,000	4.80%, 12/1/2043, Call 07/1/20331 3 4	873,004
1,590,000	5.00%, 06/1/2044, Call 12/1/2032	1,667,931
2,000,000	5.00%, 02/15/2045, Call 02/17/2026	2,005,985
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	1,887,254
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,019,925
1,250,000	4.00%, 07/15/2047, Call 01/15/2028	1,132,680
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	972,478
4,330,000	5.25%, 05/15/2048, Call 05/15/2033	4,544,917
1,250,000	4.00%, 08/15/2048, Call 08/15/2031	1,122,115
1,000,000	4.13%, 12/1/2050, Call 12/1/20321 3 4	999,284
3,000,000	Illinois Sports Facilities Authority, 5.25%, 06/15/2032, Call 02/1/2026	3,047,853

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	Illinois State Toll Highway Authority
$1,000,000	5.00%, 01/1/2040, Call 01/1/2031	$1,064,140
375,000	5.00%, 01/1/2040, Call 02/6/2026	375,353
2,775,000	5.00%, 01/1/2040, Call 02/6/2026	2,777,615
2,000,000	4.00%, 01/1/2046, Call 01/1/2032	1,838,431
1,500,000	5.00%, 01/1/2046, Call 01/1/2032	1,549,107
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,041,828
1,830,000	Lake County Community High School District No. 115, 4.25%, 11/1/2043, Call 11/1/2032	1,863,262
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	990,848
	Metropolitan Pier & Exposition Authority
500,000	4.00%, 12/15/2042, Call 12/15/2031	477,414
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,350,167
720,000	5.50%, 06/15/2053, Call 02/6/2026	720,193
530,000	5.00%, 06/15/2057, Call 12/15/2027	523,623
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	1,916,254
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,011,810
500,000	Sales Tax Securitization Corp., 4.00%, 01/1/2038, Call 01/1/2030	501,433
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	749,349
1,000,000	Southwestern Illinois Development Authority, BAM, 5.50%, 04/1/2050, Call 04/1/2035	1,066,013
	State of Illinois
1,000,000	5.00%, 11/1/2026	1,018,216
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,910,842
660,000	5.00%, 03/1/2036, Call 03/1/2031	708,768
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	999,986
875,000	3.00%, 12/1/2041, Call 12/1/2031	709,243
500,000	5.00%, 03/1/2046, Call 03/1/2031	509,213
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,005,424
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,519,359
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	574,478
1,500,000	Village of Morton Grove Tax Increment Revenue, 5.00%, 01/1/2039, Call 02/6/2026	1,499,944
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	465,306

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$250,000	0.00%, 01/1/2032	$203,630
615,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 01/27/2026	615,019
		97,157,570
	INDIANA — 1.0%
325,000	City of Carmel Waterworks Revenue, BAM, 5.25%, 05/1/2047, Call 05/1/2032	338,608
1,450,000	City of Fishers Sewage Works Revenue, BAM, 4.00%, 07/1/2047, Call 07/1/2031	1,397,037
	Indiana Finance Authority
1,000,000	3.00%, 11/1/2030	978,555
1,000,000	3.00%, 11/1/2030	981,173
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,042,236
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,606,886
2,000,000	Indianapolis Local Public Improvement Bond Bank, 5.00%, 01/15/2039, Call 01/15/2035	2,244,135
1,150,000	IPS Multi-School Building Corp., ST AID INTERCEPT, 5.00%, 07/15/2045, Call 07/15/2035	1,204,775
400,000	IPS Multi-School Building Corp., ST INTERCEPT, 5.00%, 07/15/2044, Call 07/15/2033	421,379
		12,214,784
	IOWA — 0.4%
	Iowa Finance Authority
2,520,000	4.75%, 08/1/2042, Call 02/6/2026	2,520,064
1,000,000	5.00%, 12/1/2050, Call 12/1/2032	1,150,942
4,485,000	Iowa Tobacco Settlement Authority, 0.00%, 06/1/2065, Call 06/1/2031	642,802
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	504,516
		4,818,324
	KANSAS — 0.2%
500,000	City of Topeka Combined Utility Revenue, 4.00%, 08/1/2048, Call 08/1/2026	478,766
1,000,000	City of Wichita , 5.88%, 05/15/2050, Call 05/15/2031	947,885
1,000,000	Johnson County Unified School District No. 512 Shawnee Mission, 4.00%, 10/1/2043, Call 10/1/2033	1,001,814
		2,428,465
	KENTUCKY — 1.0%
1,000,000	County of Carroll, 2.13%, 10/1/2034, Call 06/1/2031[3]	858,968
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	201,442
1,100,000	5.00%, 07/1/2040, Call 02/6/2026	1,100,753
2,000,000	5.00%, 06/1/2045, Call 06/1/2027	2,001,174

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	KENTUCKY (Continued)
$765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	$772,181
1,000,000	Kentucky Public Energy Authority, 5.00%, 05/1/2036, Call 02/1/2036	1,062,973
1,000,000	Kentucky State Property & Building Commission, 5.00%, 09/1/2044, Call 09/1/2035	1,069,840
	Louisville/Jefferson County Metropolitan Government
1,500,000	5.00%, 10/1/2042, Call 10/1/2033	1,590,676
2,500,000	5.00%, 05/15/2052, Call 05/15/2032	2,467,278
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,010,623
		12,135,908
	LOUISIANA — 1.5%
1,000,000	City of Shreveport Water & Sewer Revenue, AG, 5.00%, 12/1/2035	1,122,863
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,542,851
1,000,000	Louisiana Offshore Terminal Authority, 4.20%, 09/1/2034[1]	1,017,872
420,000	Louisiana Housing Corp., GNMA/FNMA/FHLMC, 3.25%, 06/1/2052, Call 06/1/2030	416,158
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,221,330
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,009,662
	Louisiana Public Facilities Authority
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,414,060
1,500,000	5.25%, 10/1/2053, Call 04/1/2033	1,487,577
1,000,000	5.50%, 09/1/2054, Call 09/1/2034[3]	1,018,075
1,000,000	5.75%, 09/1/2064, Call 09/1/2034[3]	1,031,080
2,500,000	5.00%, 09/1/2066, Call 09/1/2034[3]	2,360,566
500,000	Louisiana Public Facilities Authority, AG, 5.25%, 07/1/2050, Call 07/1/2035	524,214
1,000,000	Louisiana Stadium & Exposition District, 5.25%, 07/1/2053, Call 07/1/2033	1,036,862
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	521,545
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[3]	1,500,458
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[3]	1,284,781
		18,509,954
	MAINE — 0.3%
	Maine Health & Higher Educational Facilities Authority
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,653,427
1,000,000	5.00%, 07/1/2041, Call 07/1/2026	971,437
	Maine Health & Higher Educational Facilities Authority, AGM
500,000	4.00%, 07/1/2036, Call 07/1/2031	514,453
500,000	4.00%, 07/1/2039, Call 07/1/2031	509,763

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MAINE (Continued)
$50,000	Maine Health & Higher Educational Facilities Authority, ST INTERCEPT ST RES FD GTY, 5.00%, 07/1/2028, Call 07/1/2027	$51,667
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 02/6/2026[3]	501,045
		4,201,792
	MARYLAND — 1.7%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,544,839
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,502,557
1,000,000	5.00%, 07/1/2049, Call 07/1/2029	1,015,906
1,000,000	County of Baltimore, 5.00%, 02/1/2046, Call 02/6/2026	1,000,375
1,250,000	County of Frederick, 1.75%, 10/1/2036, Call 10/1/2031	1,010,582
1,245,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	1,286,844
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 02/6/2026	1,600,685
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[3]	1,004,522
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 01/27/2026	2,699,085
1,065,000	5.00%, 05/15/2045, Call 05/15/2027	1,069,549
1,000,000	4.00%, 07/1/2048, Call 01/1/2028	909,262
1,000,000	4.00%, 04/15/2050, Call 04/15/2030	882,433
1,000,000	Maryland State Transportation Authority Passenger Facility Charge Revenue, 4.00%, 06/1/2039, Call 06/1/2029[3]	998,251
1,080,000	Montgomery County Housing Opportunities Commission, 3.30%, 07/1/2039, Call 01/1/2028[3]	1,004,175
1,000,000	University System of Maryland, 4.00%, 04/1/2051, Call 04/1/2031	939,603
1,000,000	Washington Suburban Sanitary Commission, County Guarantee, 4.00%, 06/1/2049, Call 06/1/2033	959,781
		20,428,449
	MASSACHUSETTS — 0.9%
500,000	City of Revere, SAW, 4.00%, 08/1/2047, Call 08/1/2031	479,588
645,000	City of Somerville, 2.13%, 10/15/2039, Call 10/15/2029	522,114
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	120,167
1,000,000	Commonwealth of Massachusetts, 5.00%, 01/1/2054, Call 01/1/2034	1,036,215
	Massachusetts Development Finance Agency
1,000,000	5.00%, 08/15/2045, Call 01/27/2026	1,000,300
500,000	5.50%, 10/1/2045, Call 10/1/2035	518,542
1,000,000	5.00%, 07/1/2047, Call 07/1/2026	1,002,716
1,200,000	5.25%, 07/1/2048, Call 07/1/2033	1,217,212
745,000	5.00%, 07/1/2054, Call 01/1/2034	762,412
1,000,000	Massachusetts Development Finance Agency, AG, 5.00%, 07/1/2050, Call 07/1/2035	1,031,708

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MASSACHUSETTS (Continued)
	Massachusetts Educational Financing Authority
$1,000,000	5.00%, 07/1/2028[3]	$1,038,074
195,000	4.25%, 07/1/2046, Call 07/1/2026[3]	175,448
1,000,000	Massachusetts Housing Finance Agency, 4.50%, 06/1/2056, Call 01/27/2026	962,004
500,000	Massachusetts Housing Finance Agency, FHA, 3.10%, 12/1/2044, Call 12/1/2028	411,919
420,000	Massachusetts Port Authority, 5.00%, 07/1/2051, Call 07/1/2031[3]	424,896
		10,703,315
	MICHIGAN — 1.8%
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,009,786
730,000	Great Lakes Water Authority Water Supply System Revenue, 5.50%, 07/1/2050, Call 01/1/2035	788,883
400,000	Lansing Board of Water & Light, 5.25%, 07/1/2054, Call 07/1/2034	425,734
	Michigan Finance Authority
160,000	5.00%, 06/1/2029, Call 02/6/2026	147,099
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,349,830
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,008,975
625,000	5.25%, 12/1/2041, Call 06/1/2026	628,957
2,000,000	4.00%, 02/15/2044, Call 08/15/2029	1,882,372
500,000	5.00%, 12/1/2046, Call 06/1/2027	503,267
950,000	4.00%, 12/1/2047, Call 12/1/2031	867,080
1,000,000	5.00%, 11/15/2048, Call 11/2/2029	1,004,262
1,000,000	4.00%, 12/1/2049, Call 12/1/2029	903,899
1,000,000	4.38%, 02/28/2054, Call 02/28/2034	951,477
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	908,185
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,035,606
	Michigan State Housing Development Authority
500,000	3.20%, 12/1/2026	500,839
1,250,000	2.13%, 10/1/2036, Call 10/1/2030	1,037,271
375,000	4.70%, 12/1/2043, Call 06/1/2032	382,787
1,000,000	Okemos Public Schools, Q-SBLF, 5.00%, 05/1/2054, Call 05/1/2034	1,037,401
1,000,000	State of Michigan Trunk Line Revenue, 4.00%, 11/15/2046, Call 11/15/2031	949,210
	Wayne County Airport Authority
1,500,000	5.00%, 12/1/2037, Call 12/1/2027	1,537,831
1,000,000	5.00%, 12/1/2043, Call 12/1/2035	1,080,703
		21,941,454
	MINNESOTA — 0.3%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 02/6/2026	250,102
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	68,330

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MINNESOTA (Continued)
	Duluth Economic Development Authority
$2,000,000	5.25%, 02/15/2058, Call 02/15/2028	$2,007,554
1,000,000	5.00%, 02/15/2058, Call 02/15/2028	1,006,397
		3,332,383
	MISSISSIPPI — 0.3%
265,000	County of Warren, 4.00%, 09/1/2032	272,998
4,000,000	State of Mississippi, 4.00%, 10/1/2036, Call 10/1/2027	4,029,499
		4,302,497
	MISSOURI — 0.8%
75,000	Cape Girardeau County Industrial Development Authority, 4.00%, 03/1/2046, Call 03/1/2031	71,371
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	627,846
445,000	5.00%, 10/1/2047, Call 10/1/2027	415,240
	Health & Educational Facilities Authority of the State of Missouri
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,018,975
350,000	4.00%, 11/15/2049, Call 11/15/2027	309,081
1,175,000	5.00%, 12/1/2052, Call 12/1/2033	1,213,975
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[3]	1,017,753
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[3]	1,053,312
2,000,000	5.00%, 03/1/2054, Call 03/1/2029[3]	1,991,872
500,000	Missouri Development Finance Board, 6.50%, 06/15/2045, Call 12/15/2035[4]	495,576
1,285,000	Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.65%, 11/1/2049, Call 05/1/2033	1,273,807
		9,488,808
	NEBRASKA — 0.2%
1,000,000	Central Plains Energy Project, 5.00%, 08/1/2055, Call 05/1/2031[1]	1,066,109
900,000	Lyons-Decatur Northeast Schools, AGM, 5.50%, 12/15/2052, Call 07/15/2027	924,964
1,000,000	Omaha Public Power District, 5.25%, 02/1/2052, Call 02/1/2032	1,045,023
		3,036,096
	NEVADA — 0.7%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	243,657
1,195,000	Clark County School District, 2.00%, 06/15/2028, Call 01/27/2026	1,154,360
	County of Clark
500,000	2.10%, 06/1/2031	456,864
1,520,000	5.00%, 06/1/2043, Call 06/1/2028	1,556,816
	Las Vegas Convention & Visitors Authority
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,023,110
750,000	4.00%, 07/1/2049, Call 07/1/2028	680,974

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEVADA (Continued)
	Las Vegas Valley Water District
$2,000,000	5.00%, 06/1/2041, Call 06/1/2026	$2,009,733
1,300,000	4.00%, 06/1/2046, Call 12/1/2031	1,251,228
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 01/27/2026[4]	595,127
		8,971,869
	NEW HAMPSHIRE — 0.7%
	New Hampshire Business Finance Authority
1,000,000	4.50%, 10/1/2033	1,054,299
452,960	4.13%, 01/20/2034	461,728
650,000	6.89%, 04/1/2034, Call 01/1/2034[4]	687,361
993,477	4.17%, 01/20/2041[1]	985,429
1,836,291	4.25%, 07/20/2041	1,847,774
1,000,000	New Hampshire Business Finance Authority, BAM, 5.25%, 06/1/2051, Call 06/1/2033	1,042,047
	New Hampshire Health and Education Facilities Authority Act
215,000	5.00%, 08/1/2037, Call 02/1/2028	221,261
1,000,000	4.00%, 08/1/2043, Call 08/1/2029	946,944
1,000,000	New Hampshire Health and Education Facilities Authority Act, BAM, 5.25%, 07/1/2048, Call 07/1/2033	1,060,663
		8,307,506
	NEW JERSEY — 1.9%
	New Jersey Economic Development Authority
890,000	3.13%, 07/1/2029, Call 07/1/2027	875,861
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	986,572
100,000	5.00%, 07/15/2032, Call 07/15/2027	101,830
500,000	5.00%, 07/1/2033, Call 07/1/2027	508,661
280,000	6.00%, 10/1/2034, Call 02/6/2026[4]	280,287
880,000	5.00%, 06/15/2036, Call 12/15/2026	901,158
350,000	6.30%, 10/1/2049, Call 02/6/2026[4]	350,134
	New Jersey Health Care Facilities Financing Authority
1,175,000	5.00%, 07/1/2046, Call 02/6/2026	1,176,670
750,000	4.25%, 07/1/2054, Call 07/1/2034	725,117
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[3]	520,280
855,000	4.25%, 12/1/2047, Call 12/1/2026[3]	781,887
	New Jersey Transportation Trust Fund Authority
500,000	5.00%, 06/15/2040, Call 12/15/2030	531,190
1,850,000	5.25%, 06/15/2041, Call 12/15/2034	2,061,769
500,000	4.00%, 06/15/2042, Call 06/15/2032	487,745
2,000,000	5.25%, 06/15/2043, Call 12/15/2028	2,063,877

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$3,800,000	5.00%, 06/15/2048, Call 12/15/2032	$4,410,633
1,060,000	5.00%, 06/15/2050, Call 12/15/2035	1,092,223
1,000,000	5.25%, 06/15/2050, Call 12/15/2035	1,053,631
1,750,000	New Jersey Turnpike Authority, 5.25%, 01/1/2052, Call 01/1/2033	1,846,673
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[3]	1,025,260
350,000	South Jersey Transportation Authority, 5.00%, 11/1/2041, Call 11/1/2032	371,391
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,652,611
		23,805,460
	NEW MEXICO — 0.1%
700,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 02/6/2026	701,818

	NEW YORK — 6.7%
500,000	Albany Capital Resource Corp., 5.25%, 05/1/2050, Call 05/1/2035	519,879
4,400,000	City of New York, 5.25%, 03/1/2053, Call 03/1/2034	4,596,575
750,000	County of Orange, 2.38%, 06/15/2029, Call 02/6/2026	722,162
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	955,771
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	990,249
1,000,000	4.60%, 02/1/2051, Call 02/1/2030	773,836
2,000,000	Metropolitan Transportation Authority, 5.25%, 11/15/2049, Call 05/15/2034	2,095,965
2,000,000	Metropolitan Transportation Authority, AGM, 4.00%, 11/15/2054, Call 05/15/2030	1,765,063
1,845,000	Metropolitan Transportation Authority, BAM, 4.00%, 11/15/2048, Call 05/15/2034	1,675,203
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 02/6/2026	651,654
	New York City Municipal Water Finance Authority
500,000	5.00%, 06/15/2049, Call 12/15/2029	512,593
1,000,000	5.25%, 06/15/2052, Call 12/15/2032	1,049,125
1,535,000	5.25%, 06/15/2054, Call 12/15/2033	1,612,606
1,500,000	5.25%, 06/15/2054, Call 06/15/2034	1,578,692
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	993,008
1,000,000	4.00%, 05/1/2044, Call 11/1/2030	956,160
725,000	5.50%, 11/1/2045, Call 11/1/2032	778,757
1,435,000	5.25%, 05/1/2048, Call 11/1/2035	1,523,394
350,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	355,248
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,170,146
2,000,000	5.38%, 11/15/2040, Call 01/27/2026[4]	1,999,890
730,000	3.00%, 02/15/2042, Call 02/15/2030	629,889

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,000,000	4.00%, 02/15/2043, Call 02/15/2030	$977,488
2,000,000	5.00%, 11/15/2044, Call 01/27/2026[4]	1,999,571
1,500,000	7.25%, 11/15/2044, Call 01/27/2026[4]	1,501,077
1,000,000	3.13%, 09/15/2050, Call 03/15/2030	751,370
615,000	New York Power Authority, 4.00%, 11/15/2049, Call 11/15/2034	567,921
	New York State Dormitory Authority
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	845,232
500,000	4.00%, 07/1/2048, Call 07/1/2031	439,606
1,120,000	5.25%, 07/1/2050, Call 07/1/2035	1,125,378
650,000	5.00%, 03/15/2051, Call 03/15/2035	676,389
1,500,000	5.25%, 03/15/2052, Call 03/15/2034	1,577,547
1,000,000	4.00%, 03/15/2054, Call 03/15/2034	904,692
240,000	New York State Dormitory Authority, NATL, 5.75%, 07/1/2027	247,435
1,500,000	New York State Thruway Authority, 5.00%, 01/1/2041, Call 02/6/2026	1,500,959
	New York State Urban Development Corp.
1,000,000	4.00%, 03/15/2038, Call 09/15/2031	1,015,722
2,000,000	5.00%, 03/15/2063, Call 09/15/2033	2,045,161
	New York Transportation Development Corp.
1,000,000	5.00%, 12/1/2033, Call 12/1/2032[3]	1,087,310
500,000	5.50%, 06/30/2039, Call 06/30/2034[3]	551,094
2,500,000	5.00%, 10/1/2040, Call 10/1/2030[3]	2,535,648
2,500,000	4.38%, 10/1/2045, Call 10/1/2030[3]	2,330,923
3,000,000	5.00%, 07/1/2046, Call 02/6/2026[3]	2,999,888
1,620,000	5.00%, 6/30/2049, Call 6/30/2031[3]	1,626,688
2,250,000	5.25%, 01/1/2050, Call 02/6/2026[3]	2,250,090
1,500,000	6.00%, 06/30/2054, Call 06/30/2031[3]	1,551,164
2,780,000	6.00%, 06/30/2055, Call 06/30/2034[3]	2,937,627
1,955,000	5.00%, 06/30/2060, Call 06/30/2033[3]	1,902,734
1,000,000	5.50%, 06/30/2060, Call 06/30/2033[3]	1,008,739
1,475,000	New York Transportation Development Corp., AG, 6.00%, 06/30/2045, Call 06/30/2034[3]	1,622,845
1,220,000	New York Transportation Development Corp., AGC, 5.25%, 12/31/2054, Call 12/31/2034[3]	1,237,753
1,315,000	New York Transportation Development Corp., AGM, 5.50%, 06/30/2044, Call 06/30/2031[3]	1,374,735
1,000,000	Niagara Frontier Transportation Authority Airport System Revenues, 5.00%, 04/1/2037, Call 04/1/2029[3]	1,028,684
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 02/6/2026	235,097
500,000	5.00%, 07/1/2045, Call 02/6/2026	499,989
	Port Authority of New York & New Jersey
3,000,000	5.00%, 12/1/2048, Call 12/1/2033[3]	3,053,219

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,500,000	4.00%, 07/15/2050, Call 07/15/2030[3]	$1,331,138
1,250,000	Town of Hempstead, 2.13%, 06/15/2037, Call 06/15/2029	1,048,521
	Triborough Bridge & Tunnel Authority
1,000,000	5.00%, 11/15/2043, Call 11/15/2033	1,070,716
1,000,000	5.50%, 05/15/2052, Call 11/15/2032	1,060,879
	Triborough Bridge & Tunnel Authority Sales Tax Revenue
1,000,000	5.00%, 05/15/2054, Call 05/15/2034	1,033,318
1,000,000	5.25%, 05/15/2064, Call 05/15/2034	1,041,373
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	850,909
500,000	Utility Debt Securitization Authority, 5.00%, 12/15/2041, Call 06/15/2034	554,994
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	268,402
		82,175,890
	NORTH CAROLINA — 0.6%
1,000,000	City of Charlotte Airport Revenue, 5.00%, 07/1/2042, Call 07/1/2033	1,081,027
750,000	Columbus County Industrial Facilities & Pollution Control Financing Authority, 4.20%, 05/1/2034	779,444
1,000,000	Greater Asheville Regional Airport Authority, AGM, 5.50%, 07/1/2052, Call 07/1/2032[3]	1,038,867
	North Carolina Housing Finance Agency
720,000	3.85%, 07/1/2038, Call 07/1/2027	716,616
270,000	4.00%, 07/1/2048, Call 07/1/2027	270,921
1,545,000	North Carolina Housing Finance Agency, GNMA/FNMA/FHLMC, 3.00%, 07/1/2051, Call 01/1/2030	1,527,059
715,000	North Carolina Medical Care Commission, 4.00%, 09/1/2046, Call 09/1/2028	609,929
1,000,000	North Carolina Turnpike Authority, AG, 5.00%, 01/1/2058, Call 01/1/2034	1,022,025
765,000	Town of Apex, 2.00%, 06/1/2033, Call 06/1/2030	701,285
		7,747,173
	NORTH DAKOTA — 0.4%
1,000,000	City of Horace, 5.00%, 05/1/2050, Call 05/1/2033	1,000,292
200,000	County of Burleigh, 4.38%, 04/15/2026	199,869
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	1,730,860
	North Dakota Housing Finance Agency
585,000	3.30%, 01/1/2033, Call 01/1/2032	577,197
1,015,000	3.00%, 01/1/2052, Call 07/1/2030	1,002,755
		4,510,973
	OHIO — 1.6%
3,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	2,432,204
225,000	City of Akron, 5.00%, 12/1/2026	227,617
2,000,000	City of Chillicothe, 5.00%, 12/1/2047, Call 12/1/2027	1,987,367

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OHIO (Continued)
$1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	$954,079
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	717,550
500,000	Columbus Regional Airport Authority, 5.25%, 01/1/2041, Call 01/1/2035[3]	540,088
	County of Hamilton
1,000,000	5.00%, 11/15/2041	1,143,009
2,000,000	5.00%, 09/15/2045, Call 03/15/2030	2,001,857
1,500,000	5.00%, 09/15/2050, Call 03/15/2030	1,461,414
1,880,000	County of Miami, 5.00%, 08/1/2049, Call 08/1/2028	1,893,354
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 02/6/2026	489,784
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,363,167
1,500,000	Ohio Air Quality Development Authority, 5.00%, 07/1/2049, Call 07/1/20293 4	1,352,285
950,000	Ohio Housing Finance Agency, 4.65%, 09/1/2054, Call 09/1/2033	944,475
1,000,000	Yellow Springs Exempt Village School District, BAM, 5.50%, 12/1/2060, Call 12/1/2030	1,051,393
		19,559,643
	OKLAHOMA — 0.7%
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,011,823
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,052,887
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[3]	1,012,504
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,809,894
995,000	Oklahoma Housing Finance Agency, GNMA/FNMA/FHLMC, 6.25%, 09/1/2056, Call 03/1/2033	1,120,728
750,000	Oklahoma Municipal Power Authority, AG, 5.25%, 01/1/2051, Call 01/1/2036	799,460
1,000,000	Oklahoma Water Resources Board, 5.00%, 10/1/2046, Call 10/1/2032	1,048,900
750,000	Tulsa Municipal Airport Trust Trustees, 6.25%, 12/1/2035[3]	859,372
570,000	University of Oklahoma, BAM, 4.13%, 07/1/2054, Call 07/1/2034	536,149
		9,251,717
	OREGON — 0.2%
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	995,633
	Oregon State Facilities Authority
45,000	5.00%, 10/1/2046, Call 10/1/2026	45,759
720,000	5.00%, 10/1/2046, Call 10/1/2026	717,161
450,000	Port of Portland Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030	453,184
		2,211,737

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA — 3.3%
$1,500,000	Allegheny County Airport Authority, 5.50%, 01/1/2048, Call 01/1/2033[3]	$1,574,678
3,000,000	Allegheny County Airport Authority, AGM, 4.00%, 01/1/2056, Call 01/1/2031[3]	2,587,724
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	317,413
90,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 01/27/2026	87,897
	Allentown Neighborhood Improvement Zone Development Authority
250,000	5.00%, 05/1/2042, Call 05/1/2032	258,821
200,000	5.25%, 05/1/2042, Call 05/1/2031[4]	202,472
1,000,000	City of Philadelphia Airport Revenue, 4.00%, 07/1/2040, Call 07/1/2030[3]	969,228
1,825,000	Commonwealth Financing Authority, 5.00%, 06/1/2034, Call 06/1/2028	1,904,504
3,000,000	Commonwealth Financing Authority, AGM, 4.00%, 06/1/2039, Call 06/1/2028	2,958,011
1,000,000	County of Allegheny, 5.00%, 11/1/2041, Call 11/1/2026	1,006,817
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	369,680
1,000,000	DuBois Hospital Authority, BAM, 4.00%, 07/15/2043, Call 01/15/2028	940,342
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 02/6/2026	265,113
1,500,000	Geisinger Authority, 4.00%, 04/1/2039, Call 04/1/2030	1,490,827
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	673,325
	Pennsylvania Economic Development Financing Authority
300,000	10.00%, 12/1/20403 4 5	30
300,000	10.00%, 12/1/20404 5	30
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	909,232
1,000,000	4.00%, 05/15/2048, Call 05/15/2033	888,714
1,250,000	5.75%, 06/30/2048, Call 12/31/2032[3]	1,308,658
500,000	Pennsylvania Economic Development Financing Authority Parking System Revenue, AGM, 5.00%, 01/1/2040, Call 01/1/2032	519,225
1,500,000	Pennsylvania Economic Development Financing Authority, AGM, 5.75%, 12/31/2062, Call 12/31/2032[3]	1,567,797
570,000	Pennsylvania Higher Education Assistance Agency, 4.75%, 06/1/2046, Call 06/1/2034[3]	563,354
	Pennsylvania Higher Educational Facilities Authority
660,000	4.00%, 06/15/2035, Call 06/15/2026	660,033
1,000,000	5.50%, 11/1/2054, Call 11/1/2034	1,042,152
1,980,000	Pennsylvania Housing Finance Agency, 4.60%, 10/1/2049, Call 10/1/2032	1,940,743
	Pennsylvania Turnpike Commission
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,067,303
1,000,000	5.00%, 12/1/2040, Call 06/1/2033	1,100,149
500,000	5.00%, 12/1/2041, Call 06/1/2026	503,235

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$1,000,000	5.00%, 12/1/2043, Call 12/1/2028	$1,027,692
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	951,578
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,013,822
500,000	5.25%, 12/1/2052, Call 12/1/2032	525,816
	Philadelphia Authority for Industrial Development
850,000	4.00%, 11/1/2037, Call 11/1/2029	856,236
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	823,686
500,000	5.50%, 07/1/2053, Call 07/1/2034	536,746
100,000	2.48%, 07/1/2054, Call 01/6/2026[1]	100,000
1,140,000	Philadelphia Gas Works Co., AGM, 4.00%, 08/1/2045, Call 08/1/2030	1,104,233
500,000	Philadelphia Housing Authority, 5.00%, 03/1/2045, Call 03/1/2035	512,033
1,000,000	School District of Philadelphia, BAM-TCRS ST AID WITHHLDG, 4.00%, 09/1/2041, Call 09/1/2031	1,007,488
	School District of Philadelphia, SAW
5,000	5.00%, 09/1/2038, Call 09/1/2026	5,080
995,000	5.00%, 09/1/2038, Call 09/1/2026	1,005,452
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	848,149
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[3]	278,044
1,000,000	Union County Hospital Authority, 5.00%, 08/1/2048, Call 01/27/2026	997,652
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 01/27/2026	500,148
		40,771,362
	PUERTO RICO — 0.9%
	Commonwealth of Puerto Rico
61,305	5.63%, 07/1/2027	62,624
1,060,310	5.63%, 07/1/2029	1,123,867
1,558,579	5.75%, 07/1/2031	1,713,156
55,548	4.00%, 07/1/2033, Call 07/1/2031	55,571
71,485	0.00%, 07/1/2033, Call 07/1/2031	51,813
49,930	4.00%, 07/1/2035, Call 07/1/2031	49,108
42,853	4.00%, 07/1/2037, Call 07/1/2031	41,583
213,963	0.00%, 11/1/2043[1]	137,203
2,000,000	Puerto Rico Electric Power Authority, 5.00%, 07/1/2042, Call 02/6/2026[5]	1,340,000
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
1,125,000	4.33%, 07/1/2040, Call 07/1/2028	1,102,086
1,000,000	4.75%, 07/1/2053, Call 07/1/2028	944,080
4,300,000	5.00%, 07/1/2058, Call 07/1/2028	4,146,864
		10,767,955

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	RHODE ISLAND — 0.2%
$1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	$1,539,237
615,000	Rhode Island Health and Educational Building Corp., 4.00%, 11/1/2050, Call 11/1/2031	534,273
		2,073,510
	SOUTH CAROLINA — 1.1%
1,000,000	Charleston County Airport District, 5.25%, 07/1/2049, Call 07/1/2034[3]	1,040,774
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,006,051
500,000	Patriots Energy Group Financing Agency, 5.25%, 10/1/2054, Call 05/1/2031[1]	534,519
	South Carolina Jobs-Economic Development Authority
250,000	5.50%, 11/15/2044, Call 11/15/2034	257,478
250,000	5.13%, 04/1/2046, Call 04/1/2033	248,804
1,000,000	5.38%, 04/1/2056, Call 04/1/2033	996,674
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[3]	2,057,486
	South Carolina Public Service Authority
1,500,000	5.75%, 12/1/2047, Call 12/1/2032	1,611,963
730,000	5.00%, 12/1/2055, Call 01/27/2026	730,025
1,015,000	5.25%, 12/1/2055, Call 02/6/2026	1,015,289
3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	3,034,233
		13,533,296
	SOUTH DAKOTA — 0.1%
690,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 02/6/2026	691,527

	TENNESSEE — 0.8%
1,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, 5.25%, 05/1/2053, Call 05/1/2033	1,026,219
1,000,000	Metropolitan Government Nashville & Davidson County Sports Authority, AGM, 5.25%, 07/1/2056, Call 01/1/2034	1,038,552
	Metropolitan Nashville Airport Authority
1,000,000	5.50%, 07/1/2039, Call 07/1/2032[3]	1,104,615
1,000,000	5.25%, 07/1/2047, Call 07/1/2032[3]	1,034,345
	Tennergy Corp.
1,500,000	4.00%, 12/1/2051, Call 06/1/2028[1]	1,525,881
1,000,000	5.50%, 10/1/2053, Call 09/1/2030[1]	1,073,082
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,012,673
1,500,000	5.00%, 12/1/2035, Call 09/1/2035	1,614,178
		9,429,545

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS — 7.5%
$85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	$79,760
1,000,000	Austin Community College District, 5.25%, 08/1/2053, Call 08/1/2033	1,053,422
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	321,975
155,000	Canyon Falls Municipal Utility District No. 1, 2.75%, 02/15/2038, Call 02/15/2027	122,623
	Central Texas Regional Mobility Authority
1,070,000	0.00%, 01/1/2027	1,039,825
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,034,363
	Central Texas Turnpike System
2,310,000	5.00%, 08/15/2038, Call 08/15/2034	2,588,991
900,000	5.00%, 08/15/2042, Call 08/15/2034	974,574
1,125,000	City of Aubrey, AGC, 4.00%, 02/15/2049, Call 02/15/2034	1,011,562
	City of Austin Airport System Revenue
875,000	5.00%, 11/15/2031[3]	960,384
1,000,000	5.00%, 11/15/2035, Call 11/15/2026[3]	1,010,239
500,000	5.00%, 11/15/2044, Call 11/15/2035[3]	519,476
500,000	City of Beaumont Waterworks & Sewer System Revenue, BAM, 5.00%, 09/1/2049, Call 09/1/2033	515,916
1,670,000	City of Bryan, 2.50%, 08/15/2043, Call 02/15/2029	1,220,113
1,400,000	City of Dallas Waterworks & Sewer System Revenue, 4.00%, 10/1/2043, Call 10/1/2033	1,372,342
1,255,000	City of Garland Electric Utility System Revenue, 4.00%, 03/1/2038, Call 03/1/2031	1,267,771
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	246,743
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,009,387
	City of Houston Airport System Revenue
1,000,000	5.50%, 07/15/2038, Call 07/15/2034[3]	1,081,006
1,500,000	4.00%, 07/15/2041, Call 07/15/2029[3]	1,364,446
1,125,000	City of Houston Airport System Revenue, AGM, 4.50%, 07/1/2053, Call 07/1/2033[3]	1,072,649
	City of Houston TX Airport System Revenue
555,000	5.25%, 07/15/2034, Call 07/15/2033[3]	597,504
1,750,000	5.50%, 07/1/2050, Call 07/1/2035[3]	1,851,407
605,000	City of Missouri City, 2.13%, 06/15/2040, Call 06/15/2029	447,209
1,000,000	City of Pflugerville, 4.00%, 08/1/2049, Call 08/1/2032	921,742
	City of San Antonio Electric & Gas Systems Revenue
1,000,000	5.25%, 02/1/2049, Call 08/1/2034	1,064,336
1,000,000	5.25%, 02/1/2049, Call 08/1/2034	1,064,336
1,000,000	5.25%, 02/1/2054, Call 02/1/2035	1,060,977
960,000	City of Uhland, 5.50%, 09/1/2055, Call 09/1/2032[4]	944,270

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	Clifton Higher Education Finance Corp.
$100,000	4.40%, 12/1/2047, Call 02/6/2026	$89,826
1,500,000	4.60%, 12/1/2049, Call 02/6/2026	1,371,191
250,000	Clifton Higher Education Finance Corp., PSF, 5.25%, 02/15/2045, Call 02/15/2034	265,087
1,000,000	Denton Independent School District, 5.00%, 08/15/2053, Call 08/15/2033	1,030,407
1,000,000	Denton Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2033	1,040,524
1,000,000	Fort Bend County Municipal Utility District No. 118, BAM, 3.25%, 09/1/2033, Call 02/6/2026	987,308
355,000	Fort Bend County Municipal Utility District No. 161, AG, 3.50%, 09/1/2034, Call 02/6/2026	351,841
700,000	Fort Bend County Municipal Utility District No. 57, AG, 2.00%, 04/1/2038, Call 04/1/2026	521,747
1,250,000	Fort Bend Independent School District, PSF, 4.00%, 08/1/2054[1]	1,273,430
1,000,000	Fort Worth Independent School District, PSF, 2.50%, 02/15/2037, Call 02/15/2029	874,271
500,000	FW Chaparral PFC, 4.00%, 10/1/2035, Call 10/1/2032	500,245
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,039,268
	Harris County Cultural Education Facilities Finance Corp.
3,000,000	4.00%, 10/1/2036, Call 10/1/2029	3,046,493
1,000,000	5.00%, 05/15/2050, Call 05/15/2030[1]	1,093,936
750,000	Harris County Flood Control District, 4.00%, 09/15/2043, Call 09/15/2033	739,346
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,136,496
1,055,000	Hurst-Euless-Bedford Independent School District, PSF, 4.00%, 08/15/2050, Call 08/15/2034	987,812
1,105,000	Lazy Nine Municipal Utility District No. 1B, AG, 3.13%, 03/1/2036, Call 03/1/2026	1,048,286
	Lower Colorado River Authority
1,000,000	5.00%, 05/15/2045, Call 02/15/2032[1]	1,106,899
840,000	5.00%, 05/15/2050, Call 05/15/2034	865,119
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 01/27/20263 4	500,117
1,055,000	New Caney Independent School District, PSF, 4.00%, 02/15/2049, Call 02/15/2034	989,732
2,505,000	New Hope Cultural Education Facilities Finance Corp., 5.00%, 07/1/2047, Call 02/6/2026[5]	2,353,874
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	381,091
1,500,000	5.00%, 04/1/2046, Call 01/27/2026	1,500,008
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,202,350
450,000	North Harris County Regional Water Authority, 3.00%, 12/15/2036, Call 12/15/2026	408,497

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	North Texas Tollway Authority
$250,000	4.13%, 01/1/2039, Call 01/1/2032	$255,642
1,085,000	5.00%, 01/1/2039, Call 01/1/2035	1,222,712
1,000,000	4.25%, 01/1/2049, Call 01/1/2028	910,232
1,000,000	Northside Independent School District, 3.45%, 08/15/2037, Call 08/15/2027	992,497
1,000,000	Northside Independent School District, PSF, 3.55%, 06/1/2050[1]	1,012,501
	Port of Beaumont Navigation District
250,000	5.00%, 01/1/2039, Call 01/1/20323 4	246,849
1,000,000	4.00%, 01/1/2050, Call 02/6/20263 4	766,923
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,043,493
1,000,000	Red River Health Facilities Development Corp., 7.25%, 12/15/2047, Call 02/6/2026[5]	505,000
290,000	SA Energy Acquisition Public Facility Corp., 5.50%, 08/1/2027	298,886
2,500,000	San Angelo Independent School District, PSF, 5.00%, 02/15/2045, Call 02/15/2035	2,661,173
1,365,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 02/6/2026	1,365,375
1,000,000	San Antonio Water System, 5.00%, 05/15/2043, Call 05/15/2028	1,023,460
1,000,000	Tarrant County College District, 2.00%, 08/15/2036, Call 08/15/2030	845,590
1,000,000	Tarrant County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2051, Call 11/15/2032	1,024,230
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/6/2026	1,437,704
300,000	Texas Municipal Gas Acquisition & Supply Corp. I, 6.25%, 12/15/2026	309,487
1,000,000	Texas Municipal Gas Acquisition & Supply Corp. V, 5.00%, 01/1/2055, Call 07/1/2033[1]	1,079,895
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	502,355
3,000,000	5.00%, 06/30/2058, Call 06/30/2029[3]	2,930,822
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,029,069
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	572,360
2,110,000	Texas Transportation Finance Corp., 5.25%, 10/1/2050, Call 10/1/2035	2,246,413
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,506,147
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,044,513
1,000,000	4.00%, 10/15/2043, Call 10/15/2028	988,005
500,000	5.00%, 10/15/2047, Call 10/15/2032	521,779
175,000	Town of Westlake, 6.13%, 09/1/2035, Call 02/6/2026	175,036
515,000	Travis County Municipal Utility District No. 19, AG, 4.13%, 09/1/2049, Call 09/1/2035	468,748
1,000,000	Trinity River Authority Denton Creek Wastewater Treatment System Revenue, 4.00%, 02/1/2044, Call 02/1/2034	948,690

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	$1,206,399
350,000	Williamson County Municipal Utility District No. 10, BAM, 3.25%, 08/1/2031, Call 02/6/2026	347,586
		92,014,120
	UTAH — 0.7%
1,000,000	Black Desert Public Infrastructure District, 4.00%, 03/1/2051, Call 09/1/2026[4]	812,190
1,000,000	City of Salt Lake City Airport Revenue, BAM, 4.00%, 07/1/2039, Call 07/1/2031[3]	998,421
1,500,000	County of Utah, 4.00%, 05/15/2045, Call 02/6/2026	1,375,410
2,000,000	Downtown Revitalization Public Infrastructure District, AG, 5.50%, 06/1/2050, Call 06/1/2035	2,136,049
1,000,000	Intermountain Power Agency, 5.25%, 07/1/2045, Call 07/1/2032	1,055,676
500,000	MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 06/1/2054, Call 06/1/2029[4]	494,782
1,000,000	Salt Lake City Corp. Airport Revenue, 5.25%, 07/1/2048, Call 07/1/2028[3]	1,012,627
	Utah Charter School Finance Authority
400,000	4.50%, 07/15/2027[4]	399,068
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	445,690
		8,729,913
	VIRGIN ISLANDS — 0.1%
1,000,000	Matching Fund Special Purpose Securitization Corp., 5.00%, 10/1/2039, Call 10/1/2032	1,039,462

	VIRGINIA — 0.9%
640,000	Albemarle County Economic Development Authority, 2.45%, 10/1/2048, Call 01/6/2026[1]	640,000
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	443,300
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,001,259
1,000,000	Fairfax County Industrial Development Authority, 5.00%, 05/15/2051, Call 05/15/2034	1,030,747
1,000,000	Louisa Industrial Development Authority, 3.13%, 11/1/2035[1]	1,004,098
1,000,000	Roanoke Economic Development Authority, 5.00%, 07/1/2047	1,086,981
405,000	Virginia Beach Development Authority, 7.00%, 09/1/2053, Call 09/1/2030	444,667
	Virginia Small Business Financing Authority
500,000	4.00%, 01/1/2040, Call 01/1/2032[3]	481,430
1,500,000	5.00%, 12/31/2047, Call 12/31/2032[3]	1,501,591
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[3]	1,678,311
1,500,000	5.00%, 12/31/2056, Call 06/30/2027[3]	1,423,828
		10,736,212

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON — 2.5%
$1,325,000	Grant County Public Hospital District No. 2, 5.00%, 12/1/2038, Call 12/1/2032	$1,376,999
250,000	Jefferson County Public Hospital District No. 2, 6.63%, 12/1/2043, Call 12/1/2030	263,976
1,560,000	King County School District No. 406 Tukwila, School Bond Gty, 4.00%, 12/1/2031, Call 06/1/2026	1,566,875
	Port of Seattle
750,000	5.25%, 07/1/2041, Call 07/1/2034[3]	822,349
1,500,000	5.25%, 07/1/2043, Call 07/1/2034[3]	1,608,466
1,500,000	5.00%, 04/1/2044, Call 04/1/2029[3]	1,522,513
2,500,000	5.00%, 08/1/2047, Call 08/1/2032[3]	2,547,537
330,000	5.00%, 06/1/2048, Call 06/1/2034[3]	339,277
1,000,000	5.25%, 07/1/2049, Call 07/1/2034[3]	1,033,865
	Port of Tacoma
700,000	5.00%, 12/1/2028, Call 12/1/2026[3]	710,610
1,360,000	5.00%, 12/1/2031[3]	1,494,262
	State of Washington
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	1,767,658
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,545,738
1,000,000	5.00%, 06/1/2050, Call 06/1/2035	1,048,529
145,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 01/22/2026	144,813
1,000,000	Three Rivers Regional Wastewater Authority, BAM, 4.13%, 09/1/2044, Call 03/1/2034	997,666
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	513,854
500,000	5.00%, 08/1/2038, Call 08/1/2029	520,238
1,000,000	5.00%, 10/1/2041, Call 02/6/2026	1,000,863
1,000,000	5.50%, 09/1/2055, Call 09/1/2035	1,058,828
	Washington State Convention Center Public Facilities District
1,210,000	3.00%, 07/1/2043, Call 07/1/2031	986,282
1,000,000	5.00%, 07/1/2048, Call 07/1/2028	995,319
2,000,000	5.00%, 07/1/2058, Call 07/1/2028	1,985,113
1,550,000	3.00%, 07/1/2058, Call 07/1/2031	1,034,742
743,973	Washington State Housing Finance Commission, 4.22%, 03/20/2040[1]	730,151
2,000,000	Washington State Housing Finance Commission, BAM, 5.25%, 07/1/2064, Call 07/1/2035[4]	2,004,916
	Yakima County School District No. 208 West Valley, School Bond Gty
150,000	4.00%, 12/1/2034, Call 12/1/2028	156,202
400,000	4.00%, 12/1/2034, Call 12/1/2028	411,802
		30,189,443

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WEST VIRGINIA — 0.3%
$1,000,000	County of Ohio WV Special District Excise Tax Revenue, AG, 5.25%, 06/1/2045, Call 06/1/2035	$1,064,640
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,013,650
150,000	West Virginia Economic Development Authority, 5.45%, 01/1/2055, Call 03/27/20301 3 4	159,779
750,000	West Virginia Hospital Finance Authority, 6.00%, 09/1/2048, Call 09/1/2033	815,702
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,041,577
		4,095,348
	WISCONSIN — 2.0%
1,000,000	Milwaukee Metropolitan Sewerage District, 4.00%, 10/1/2043, Call 10/1/2031	1,001,134
	Public Finance Authority
285,000	4.00%, 07/1/2027, Call 02/6/2026	284,996
2,000,000	4.30%, 11/1/2030, Call 05/1/2026[3]	1,999,825
535,000	5.00%, 07/1/2037, Call 02/6/2026	535,187
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	800,000
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	468,500
500,000	5.00%, 06/1/2041, Call 06/1/2029[4]	508,379
500,000	5.00%, 02/1/2042, Call 02/1/2032	511,933
1,000,000	5.00%, 07/1/2042, Call 02/6/2026[3]	1,000,203
165,000	6.00%, 07/15/2042, Call 01/27/2026	165,088
1,000,000	5.63%, 07/1/2045, Call 01/22/2026[4]	999,963
345,000	6.38%, 01/1/2048, Call 01/1/20281 4 5	155,250
500,000	6.25%, 06/15/2048, Call 06/15/2033[4]	490,298
188,738	4.00%, 07/1/2051[5]	129,385
500,000	6.15%, 01/1/2055, Call 01/1/2035[4]	500,419
2,000,000	5.75%, 06/30/2060, Call 06/30/2035[3]	2,065,433
1,000,000	5.00%, 02/1/2062, Call 02/1/2032	972,794
500,000	5.00%, 06/15/2064, Call 06/15/2032	473,372
2,485,000	5.75%, 12/31/2065, Call 06/30/2035[3]	2,560,695
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	44
7,085	0.00%, 01/1/20474 5	43
7,034	0.00%, 01/1/20484 5	43
6,984	0.00%, 01/1/20494 5	42
6,882	0.00%, 01/1/20504 5	42
7,540	0.00%, 01/1/20514 5	46
7,490	0.00%, 01/1/20524 5	45
7,388	0.00%, 01/1/20534 5	45
7,338	0.00%, 01/1/20544 5	44

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$7,237	0.00%, 01/1/20554 5	$44
7,135	0.00%, 01/1/20564 5	43
7,085	0.00%, 01/1/20574 5	43
6,984	0.00%, 01/1/20584 5	42
6,933	0.00%, 01/1/20594 5	42
6,882	0.00%, 01/1/20604 5	42
6,781	0.00%, 01/1/20614 5	41
6,730	0.00%, 01/1/20624 5	41
6,629	0.00%, 01/1/20634 5	40
6,579	0.00%, 01/1/20644 5	40
6,528	0.00%, 01/1/20654 5	39
6,427	0.00%, 01/1/20664 5	39
83,706	0.00%, 01/1/20674 5	505
1,000,000	Public Finance Authority, AG, 5.00%, 07/1/2058, Call 07/1/2028	1,000,768
	Public Finance Authority, BAM
500,000	5.38%, 07/1/2047, Call 07/1/2032	520,645
1,000,000	5.25%, 07/1/2055, Call 07/1/2034	1,030,617
1,000,000	University of Wisconsin Hospitals & Clinics, 5.00%, 04/1/2043, Call 10/1/2028	1,021,941
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,040,578
500,000	Wisconsin Center District, AGM MORAL OBLIG, 0.00%, 12/15/2045, Call 12/15/2030	197,757
1,000,000	Wisconsin Health & Educational Facilities Authority, 4.00%, 12/1/2046, Call 12/1/2031	899,491
1,000,000	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, GNMA/FNMA/FHLMC, 4.38%, 09/1/2044, Call 03/1/2033	1,006,615
		24,342,661
	WYOMING — 0.0%[6]
685,000	Wyoming Community Development Authority, GNMA/FHLMC/FNMA COLL, 3.00%, 06/1/2050, Call 12/1/2030	678,574
	TOTAL MUNICIPAL BONDS
	(Cost $980,117,460)	969,002,452

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 5.9%
670,465	iShares National Muni Bond ETF	$71,813,506
15,917	VanEck CEF Muni Income ETF	348,264
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $70,315,963)	72,161,770
	CLOSED-END MUTUAL FUNDS — 0.5%
10,127	BlackRock Long-Term Municipal Advantage Trust	93,978
4,701	BlackRock MuniAssets Fund, Inc.	50,348
4,711	BlackRock Municipal Income Quality Trust	51,538
2,819	BlackRock Municipal Income Trust - Class USD INC	28,275
4,400	BlackRock Municipal Income Trust II	45,936
29,501	BlackRock MuniHoldings Fund, Inc.	346,342
1,410	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	16,779
15,261	BlackRock MuniHoldings Quality Fund II, Inc.	153,068
44,235	BlackRock MuniVest Fund, Inc.	306,548
15,263	BlackRock MuniYield Fund, Inc.	160,109
19,066	BlackRock MuniYield Quality Fund II, Inc.	191,613
6,000	BlackRock MuniYield Quality Fund III, Inc.	65,220
33,241	BlackRock MuniYield Quality Fund, Inc.	375,623
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	786,249
34,014	BNY Mellon Strategic Municipals, Inc.	216,329
11,444	DTF Tax-Free Income 2028 Term Fund, Inc.	130,690
66,923	DWS Municipal Income Trust	608,330
288	Eaton Vance Municipal Bond Fund	2,802
23,391	Invesco Advantage Municipal Income Trust II	213,326
14,818	Invesco Municipal Income Opportunities Trust	89,056
26,598	Invesco Municipal Opportunity Trust	254,543
29,760	Invesco Municipal Trust	287,184
8,886	Invesco Quality Municipal Income Trust	88,505
19,607	Invesco Trust for Investment Grade Municipals	203,325
12,605	Invesco Value Municipal Income Trust	155,294
24,480	Neuberger Berman Municipal Fund, Inc.	247,738
6,443	Nuveen Municipal Credit Income Fund	81,053
51	Nuveen New York AMT-Free Quality Municipal Income Fund	515
46,321	PIMCO Municipal Income Fund II	349,260
86,507	Western Asset Managed Municipals Fund, Inc.	903,133
	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $7,544,469)	6,502,709
	PRIVATE FUNDS[7] — 10.6%
	MacKay Municipal Credit Opportunities Fund, LP - Class A* 8	25,764,427

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	PRIVATE FUNDS (Continued)
	MacKay Municipal Opportunities Fund, LP - Class A* 9	$103,970,743
	TOTAL PRIVATE FUNDS
	(Cost $97,715,054)	129,735,170

	WARRANT — 0.0%[6]
1,650	BL Train Holdings West LLC, Exercise Price $5.00, Expiration Date 11/26/2035	33
	TOTAL WARRANT
	(Cost $0)	33

	SHORT-TERM INVESTMENT — 3.1%
31,926,371	BlackRock Liquidity Funds MuniCash - Class Institutional, 2.84%[10]	31,929,564
5,781,188	JPMorgan Prime Money Market Fund - Class Institutional, 3.75%[10]	5,784,079
	TOTAL SHORT-TERM INVESTMENT
	(Cost $37,713,007)	37,713,643

	TOTAL INVESTMENTS — 99.2%
	(Cost $1,193,405,953)	1,215,115,777

	Other assets less liabilities — 0.8%	9,565,586
	TOTAL NET ASSETS — 100.0%	$1,224,681,363

*	Non-income producing security.
[1]	Term rate bond subject to mandatory purchase at the end of the initial term, which then may be converted into another term or interest rate. The rate is the coupon as of the end of the reporting period.
[2]	Floating rate security.
[3]	Security may be exempt from Alternative Minimum Tax.
[4]	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of December 31, 2025, the aggregate fair value of these investments is $54,471,168 or 4.4% of the Fund's net assets.
[5]	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
[6]	Rounds to less than 0.05%.
[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of December 31, 2025, the aggregate fair value of these investments is $129,735,170 or 10.6% of the Fund's net assets.
[8]	The investment was acquired on 3/1/2016. The cost is $16,811,934.
[9]	The investment was acquired on 3/1/2016. The cost is $80,903,660.
[10]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

ETF — Exchange-Traded Fund

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

ST RES FD GTY — State Resource Fund Guaranty

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 86.7%
	CORE — 80.7%
6,339,413	DoubleLine Total Return Bond Fund - I Class	$56,547,568
5,474,493	PIMCO Income Fund - Institutional Class	60,164,675
3,377,498	River Canyon Total Return Bond Fund - Institutional Class	33,842,533
4,395,804	TCW MetWest Total Return Bond Fund - Plan Class	37,847,868
11,779,432	Vanguard Total Bond Market Index Fund - Institutional Class [1]	115,085,050
		303,487,694
	OPPORTUNISTIC — 6.0%
891,217	GMO Emerging Country Debt Fund, Class VI	20,016,751
444,883	Vanguard High-Yield Corporate Fund - Admiral Shares	2,477,998
		22,494,749
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $332,919,355)	325,982,443
	EXCHANGE-TRADED FUND — 5.6%
	CORE — 5.6%
376,212	Vanguard Long-Term Treasury ETF	20,992,630
	TOTAL EXCHANGE-TRADED FUND
	(Cost $21,995,506)	20,992,630
	NON-TRADED BUSINESS DEVELOPMENT COMPANY — 3.2%
	OPPORTUNISTIC — 3.2%
480,492	TPG Twin Brook Capital Income Fund - I Class	12,084,801
	TOTAL NON-TRADED BUSINESS DEVELOPMENT COMPANY
	(Cost $12,188,414)	12,084,801
	PRIVATE FUND[2] — 1.8%
	OPPORTUNISTIC — 1.8%
	AG Direct Lending Fund IV Annex, LP* [3]	6,623,501
	TOTAL PRIVATE FUND
	(Cost $3,549,132)	6,623,501
	SHORT-TERM INVESTMENT — 2.3%
8,738,486	JPMorgan Prime Money Market Fund - Class Institutional, 3.75%[4]	8,742,855
	TOTAL SHORT-TERM INVESTMENT
	(Cost $8,740,001)	8,742,855

	TOTAL INVESTMENTS — 99.6%
	(Cost $379,392,408)	374,426,230
	Other assets less liabilities — 0.4%	1,677,524
	TOTAL NET ASSETS — 100.0%	$376,103,754

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

*	Non-income producing security.
[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements is available from the SEC's EDGAR database at www.sec.gov.
[2]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale. As of December 31, 2025, the aggregate fair value of these investments is $6,623,501 or 1.8% of the Fund's net assets.
[3]	The investment was acquired on 4/8/2022. The cost is $3,549,132.
[4]	The rate is the annualized seven-day yield at period end.

ETF — Exchange-Traded Fund

LP — Limited Partnership